Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
(22)	Quarterly Financial Data (Unaudited)

Selected quarterly results of operations for the four quarters ended December 31 are as follows:

	(In Thousands, except per share data)
	2014				2013				2012
	Fourth	Third	Second	First	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
Interest income	$19,180	18,980	18,286	17,934	$18,315	17,930	17,749	17,820	18,263	18,027	18,166	17,905
Net interest income	16,783	16,554	15,849	15,426	15,704	15,263	15,001	14,967	15,079	14,628	14,590	13,957
Provision for loan losses	134	87	28	249	15	738	755	669	2,655	2,407	2,210	2,256
Earnings before income taxes	8,888	8,772	8,503	6,924	6,514	7,115	6,684	4,862	4,267	5,643	5,122	4,631
Net earnings	6,100	5,351	5,154	4,172	4,163	4,481	4,247	2,978	2,715	3,459	3,149	2,825
Basic earnings per common share	0.81	0.71	0.68	0.55	0.56	0.60	0.57	0.40	0.37	0.47	0.43	0.39
Diluted earnings per common share	0.81	0.71	0.68	0.55	0.55	0.60	0.57	0.40	0.37	0.47	0.43	0.39